Submission	Jul. 08, 2025
Submission [Line Items]
Central Index Key	0001025378
Registrant Name	W. P. Carey Inc.
Registration File Number	333-286885
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES